UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2025

Date of reporting period: 05/31/2025

Item 1. Reports to Stockholders.

(a)

Tortoise Global Water ESG Fund
TBLU (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Tortoise Global Water ESG Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Global Water ESG Fund	$20	0.40%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$54,268,921
Number of Holdings	42
Portfolio Turnover	40%
Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Industry Breakdown (% of net assets)*

- United States Equipment/Services (17.6%)
- United States Water Utilities (10.8%)
- United Kingdom Water Infrastructure (10.4%)
- United Kingdom Water Equipment/Services (9.9%)
- United States Water Management (8.4%)
- Switzerland Water Management (7.8%)
- United States Water Treatment (7.2%)
- France Water Infrastructure (7.1%)
- Japan Water Equipment/Services (5.6%)
- Cash & Other Industries (15.2%)

Top 10 Issuers	(%)
Geberit AG	7.8%
Ecolab Inc.	7.2%
Veolia Environnement SA	7.1%
Pentair PLC	4.9%
Stantec, Inc.	4.6%
United Utilities Group PLC	4.6%
Ferguson Enterprises, Inc.	4.3%
Severn Trent PLC	4.2%
IDEX Corporation	4.1%
Veralto Corp.	3.9%
Tortoise Global Water ESG Fund	PAGE 1	TSR-SAR-56167N753

Change in Auditor
Subsequent to the period ended May 31, 2025, on July 11, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended July 11, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Name Change and Reorganization
The Board of Trustees approved a reorganization into Tortoise Capital Series Trust and a change of the Fund’s name to Tortoise Global Water Fund on February 5, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoisecapital.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Global Water ESG Fund	PAGE 2	TSR-SAR-56167N753

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MANAGED PORTFOLIO SERIES
Tortoise Global Water ESG Fund
Core Financial Statements
May 31, 2025

Tortoise Global Water ESG Fund
Schedule of Investments
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Canada Water Infrastructure - 4.6%
Stantec, Inc.	24,248	$2,494,327
France Water Infrastructure - 7.1%
Veolia Environnement SA	112,509	3,868,211
Hong Kong Water Equipment/Services - 0.2%
China Lesso Group Holdings Ltd.	271,000	135,827
Hong Kong Water Infrastructure - 1.2%
CT Environmental Group Limited(a)(b)	118,443	0
Guangdong Investment Limited	790,000	642,792
		642,792
Japan Water Equipment/Services - 5.6%
Kitz Corp.	22,700	184,099
Kurita Water Industries Ltd.	30,000	1,127,280
Lixil Corp.	80,500	909,083
Rinnai Corp.	31,900	799,191
		3,019,653
Japan Water Infrastructure - 0.9%
METAWATER Co, Ltd.	7,100	105,788
Organo Corp.	7,200	388,784
		494,572
Switzerland Water Equipment/Services - 3.4%
Georg Fischer AG	22,982	1,834,651
Switzerland Water Management - 7.8%
Geberit AG	5,712	4,254,503
United Kingdom Water Equipment/ Services - 9.9%
Ferguson Enterprises, Inc.	12,786	2,330,835
Genuit Group PLC	69,920	379,652
Pentair PLC	26,755	2,653,561
		5,364,048
United Kingdom Water Infrastructure - 10.4%
Pennon Group PLC	132,248	906,955
Severn Trent PLC	62,800	2,287,098
United Utilities Group PLC	156,711	2,472,495
		5,666,548
United States Equipment/Services - 17.6%
Advanced Drainage Systems, Inc.	11,431	1,256,953
Aris Water Solutions, Inc. - Class A	4,329	95,411
Energy Recovery Inc.(b)	9,388	118,383
Franklin Electric Co., Inc.	6,372	550,477
Fortune Brands Innovations, Inc.	20,116	1,013,846
IDEX Corporation	12,262	2,218,318
Select Water Solutions, Inc.	15,213	122,313
Veralto Corp.	20,864	2,107,890
Xylem, Inc.	16,208	2,042,856
		9,526,447

	Shares	Value
United States Water Infrastructure - 3.9%
Mueller Water Products, Inc. - Class A	25,358	$622,032
Tetra Tech, Inc.	43,403	1,516,501
		2,138,533
United States Water Management - 8.4%
A.O. Smith Corporation	19,122	1,229,736
Badger Meter, Inc.	4,763	1,182,272
Lindsay Corporation	1,763	245,762
Watts Water Technologies, Inc. - Class A	4,431	1,072,833
Zurn Elkay Water Solutions Corp.	23,131	837,111
		4,567,714
United States Water Treatment - 7.2%
Ecolab Inc.	14,630	3,886,021
United States Water Utilities - 10.8%
American Water Works Co., Inc.	14,135	2,020,881
California Water Service Group	9,644	455,679
Core & Main, Inc. - Class A(b)	30,797	1,687,983
Essential Utilities, Inc.	40,910	1,576,262
Montrose Environmental Group, Inc.(b)	5,173	101,029
		5,841,834
TOTAL COMMON STOCKS (Cost $49,228,125)		53,735,681
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.23%(c)	266,880	266,880
TOTAL SHORT-TERM INVESTMENTS (Cost $266,880)		266,880
TOTAL INVESTMENTS - 99.5% (Cost $49,495,005)		$54,002,561
Other Assets in Excess of Liabilities - 0.5%		266,360
TOTAL NET ASSETS - 100.0%		$54,268,921

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Tortoise Global Water ESG Fund
Statement of Assets & Liabilities
May 31, 2025 (Unaudited)

Assets:
Investments, at fair value (cost $49,495,005)	$54,002,561
Dividends & interest receivable	283,336
Total assets	54,285,897
Liabilities:
Payable to Adviser	16,976
Total liabilities	16,976
Net Assets	$ 54,268,921
Net Assets Consist of:
Capital Stock	$51,398,405
Total distributable earnings	2,870,516
Net assets	$54,268,921
Net Assets	$54,268,921
Shares issued and outstanding(1)	1,050,000
Net asset value, redemption price and offering price per share	$51.68

(1)	Unlimited shares authorized.
See accompanying Notes to Financial Statements.

2

Tortoise Global Water ESG Fund
Statement of Operations
For the Six Months Ended May 31, 2025 (Unaudited)

Investment Income:
Dividend income	$681,102
Less: foreign taxes withheld	(60,010)
Net dividends and distributions from investments	621,092
Interest Income	3,117
Total investment income	624,209
Expenses:
Advisory fees (See Note 5)	106,875
Total expenses	106,875
Net investment income	517,334
Realized and Unrealized Gain (Loss) on Investments and Translations of Foreign Currency:
Net realized gain on investments, including foreign currency gain	2,514,365
Net change in unrealized appreciation (depreciation) of investments and translations of foreign currency	(1,470,357)
Net Realized and Unrealized Gain on Investments and Translations of Foreign Currency	1,044,008
Net Increase in Net Assets Resulting from Operations	$1,561,342

See accompanying Notes to Financial Statements.

3

Tortoise Global Water ESG Fund
Statements of Changes in Net Assets

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
OPERATIONS
Net investment income	$517,334	$779,139
Net realized gain on investments, including foreign currency gain (loss)	2,514,365	5,510,286
Net change in unrealized appreciation (depreciation) of investments and translations of foreign currency	(1,470,357)	4,695,808
Net increase in net assets resulting from operations	1,561,342	10,985,233
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,703,610	28,954,300
Payments for shares redeemed	(21,583,740)	(28,739,560)
Net increase (decrease) in net assets resulting from capital share transactions	(4,880,130)	214,740
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(371,725)	(654,224)
Total distributions to shareholders	(371,725)	(654,224)
Total increase (decrease) in net assets	(3,690,513)	10,545,749
NET ASSETS
Beginning of period	57,959,434	47,413,685
End of period	$54,268,921	$57,959,434
TRANSACTIONS IN SHARES
Shares sold	350,000	600,000
Shares redeemed	(450,000)	(600,000)
Net decrease	(100,000)	—

See accompanying Notes to Financial Statements.

4

Tortoise Global Water ESG Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of period	$50.40	$41.23	$38.15	$47.75	$38.05	$33.06
INVESTMENT OPERATIONS:
Net investment income	0.49	0.68	0.68	0.59	0.77	0.57
Net realized and unrealized gain (loss) on investments and translations of foreign currency	1.11	9.06	3.14	(9.44)	9.42	4.88
Total from investment operations	1.60	9.74	3.82	(8.85)	10.19	5.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.57)	(0.74)	(0.75)	(0.49)	(0.46)
Net realized gains	—	—	—	—	—	—
Total distributions	(0.32)	(0.57)	(0.74)	(0.75)	(0.49)	(0.46)
Net asset value, end of period	$51.68	$50.40	$41.23	$38.15	$47.75	$38.05
Total return(2)	3.25%	23.80%	10.13%	(18.73)%	26.98%	16.80%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in 000’s)	$54,269	$57,959	$47,414	$61,037	$64,468	$20,927
Ratios to average net assets:
Expenses(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income(3)	1.94%	1.46%	1.63%	1.52%	2.22%	1.74%
Portfolio turnover rate(2)	40%	55%	19%	26%	21%	19%

(1)	For a Fund share outstanding for the entire period.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

5

Tortoise Global Water ESG Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)
1. Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise Global Water ESG Fund (the “Fund, f/k/a Ecofin Global Water ESG Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the Fund seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise Global Water ESG IndexSM (the “Water Index”). The Fund commenced operations on February 14, 2017.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $500, which is payable by the Advisor. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
2. Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Fund’s non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain

6

Tortoise Global Water ESG Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of May 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the Fund did not incur any interest or penalties. Each of the tax years in the four-year period ended November 30, 2024 remain subject to examination by taxing authorities for the Fund.
Securities Transactions, Income and Distributions – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.
The Fund will make distributions of net investment income, if any, semiannually. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. These differences are primarily due to redemptions in kind, return of capital distributions and book/tax differences from underlying investments.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.

7

Tortoise Global Water ESG Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. At May 31, 2025, the Fund had investments in illiquid securities with a total value of $0 or 0.0% of total net assets.

Security	Shares	Date Acquired	Cost Basis
CT Environmental Group Limited	118,443	6/2018	$ —

New Accounting Pronouncements – In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.
3. Securities Valuation
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Tortoise Index Solutions, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

8

Tortoise Global Water ESG Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Common stock	$53,735,681	$—	$—	$53,735,681
Short-term investment	266,880	—	—	266,880
Total investments in securities	$54,002,561	$—	$—	$54,002,561

Refer to each Fund’s Schedule of Investments for additional industry information.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 11/30/2024	$—
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 5/31/2025	$—
Net unrealized depreciation of Level 3 Securities as of May 31, 2025	$(15,150)

4. Concentration Risk and General Risk
Because the Fund’s assets are concentrated in the water industry, the Fund is subject to loss due to adverse occurrences that may affect that industry. Funds that primarily invest in a particular industry may experience greater volatility than funds investing in a broad range of industries.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Index Solutions, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.40% of the Fund’s average daily net assets. The Adviser bears the cost of all advisor and non-advisory services required to operate the Fund.
The Adviser has engaged Exchange Traded Concepts, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Funds’ portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees and monitors the activities of the Fund’s custodian, transfer agent and accountants. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.

9

Tortoise Global Water ESG Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
6. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions, by each Fund for the period ended May 31, 2025, were as follows:

Purchases	Sales
$21,239,952	$21,722,338

During the period ended May 31, 2025, in-kind transactions associated with creation and redemptions were as follows:

Purchases	Sales
$16,530,831	$20,799,453

During the period ended May 31, 2025, net capital gains resulting from in-kind redemptions were as follows:

Net capital gains
$5,195,672

7. Federal Tax Information
As of November 30, 2024, the Funds’ most recently completed fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

Cost of investments	$52,942,920
Gross unrealized appreciation	8,448,791
Gross unrealized depreciation	(3,583,649)
Net unrealized appreciation (depreciation)	4,865,142
Undistributed ordinary income	346,840
Undistributed long-term capital gain	—
Total distributable earnings	346,840
Other accumulated losses	(3,531,083)
Total accumulated gain	$1,680,899

The difference between book and tax-basis cost is attributable primarily to wash sales.
As of November 30, 2024, the Fund had a short-term capital loss carryforward of $1,249,238 and a long-term capital loss carryforward of $2,281,845, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. As of November 30, 2024, the Fund utilized $612,298 of capital loss carryforwards in the current year.
In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year ordinary losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, November 30, 2024. The Fund did not defer any late year ordinary losses for the taxable year ended November 30, 2024.

10

Tortoise Global Water ESG Fund
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
During the period ended May 31, 2025, the Fund paid the following distributions to shareholders:

Ordinary income*	$371,725
Long-term capital gains**	—
Return of capital	—
Total distributions	$371,725

During the year ended November 30, 2024, the Funds paid the following distributions to shareholders:

Ordinary income*	$654,224
Long-term capital gains**	—
Return of capital	—
Total distributions	$654,224

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).
8. Subsequent Events
On June 27, 2025, the Fund paid an income distribution to shareholders in the amount of $425,000, or $0.4047619 per share.
The Board of Trustees approved a reorganization into Tortoise Capital Series Trust and a change of the Fund’s name to Tortoise Global Water Fund on February 5, 2025. Tortoise Capital Series Trust (the “Trust”) was organized as a Maryland statutory trust on August 23, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On July 11, 2025, the Fund completed the reorganization to the Tortoise Capital Series Trust and the corresponding name change.
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

11

Tortoise Global Water ESG Fund
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-844-TR-INDEX or 1-844-874-6339.
Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339, or (2) on the SEC’s website at www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies
Subsequent to the period ended May 31, 2025, on July 11, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended July 11, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the renewal of: (1) the investment advisory agreement (“Investment Advisory Agreement”) between the Trust and Tortoise Index Solutions, LLC (“TIS” or the “Adviser”), regarding the Tortoise Global Water ESG Fund; and (2) the Investment Sub-Advisory Agreement (“Investment Sub-Advisory Agreement”) between TIS and Exchange Traded Concepts, LLC (“ETC” or “Sub-Adviser”) regarding the Fund, for another annual term.
Prior to this meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from TIS, ETC, and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by TIS and ETC with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by TIS and ETC; (3) the costs of the services provided by TIS and the profits realized by TIS from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund

12

Tortoise Global Water ESG Fund
Additional Information (Unaudited)(Continued)
reflects such economies of scale for the Fund’s benefit; and (6) other benefits to TIS and ETC resulting from their relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered this information and made its determinations for the Fund.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of TIS, and the Support Materials, the Board concluded that the overall arrangements between the Trust and TIS set forth in the Investment Advisory Agreement, and between TIS and ETC as set forth in the Investment Sub-Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that TIS and ETC perform, the investment advisory fees that each receives for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, as it relates to the Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that TIS provides under the Investment Advisory Agreement with respect to the Fund, noting that such services and responsibilities differ from those of the Sub-Adviser, include, but are not limited to, the following: (1) providing for, and supervising through the use of the Sub-Adviser where applicable, the general management and investment of the Fund’s investment portfolio; (2) as applicable, directly managing any portion of the Fund’s assets that the Adviser determines not to allocate to the Sub-Adviser and, with respect to such portion, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) determining, or where applicable overseeing the determination by the Sub-Adviser of, the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions, consistent with the Fund’s investment objective and investment policies, and evaluating the Sub-Adviser’s performance results with respect to the Fund; (4) voting or overseeing the Sub-Adviser’s voting of proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that TIS effects on behalf of the Fund; (6) selecting, or overseeing the selection by the Sub-Adviser of, broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and, as applicable, overseeing the Sub-Adviser’s completion of the same.
As part of the considerations, the Trustees noted that the Adviser had currently allocated day-to-day portfolio management of the Fund’s assets to ETC. The Trustees reviewed TIS’ financial statements, assets under management, capitalization and the assets under management of other affiliated investment advisers in the Tortoise family of advisers. The Trustees concluded that TIS has sufficient resources to support the management of the Fund. The Trustees noted that TIS had been managing the underlying indices that the Fund tracks as part of their principal investment strategies. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that TIS provides to the Fund under the Investment Advisory Agreement.
Similar to the review of TIS, the Trustees considered the scope of distinct services that ETC provides under the Investment Sub-Advisory Agreement with respect to such portions of the Fund that the Adviser allocates to ETC’s management, and subject to the Adviser’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions ETC effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed ETC’s assets under management, financial statements and capitalization. The Trustees concluded that ETC had sufficient resources to support ETC’s management of the Fund. The Trustees noted the portfolio management experience of ETC’s portfolio managers. The Trustees concluded that they were satisfied with the nature, extent and quality of services that ETC provides to the Fund under the Investment Sub-Advisory Agreement.
Fund Historical Performance and the Overall Performance of TIS and ETC. In assessing the quality of the portfolio management delivered by TIS and ETC, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and the index tracked by the Fund

13

Tortoise Global Water ESG Fund
Additional Information (Unaudited)(Continued)
(“Reference Index”). The Trustees noted that there are no separate accounts that TIS manages utilizing a similar investment strategy. When reviewing the Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.
•
Tortoise Global Water ESG Fund. The Trustees noted that the Fund had outperformed its Category and Cohort averages over the year-to-date and one-year periods, and its Category average over the five-year period, in each case as of September 30, 2024. The Fund underperformed the Category and Cohort averages for the three-year period ended September 30, 2024 and the Cohort average for the five-year period. The Trustees also noted that while the Fund had underperformed its benchmark index over all periods presented, the Fund’s performance had closely tracked the Reference Index over all periods presented.

Cost of Advisory Services and Profitability. The Trustees considered the management fees that the Fund pays to TIS under the Investment Advisory Agreement, as well as TIS’ profitability from services that TIS and its affiliates rendered to the Fund during the one-year period ended September 30, 2024. The Trustees noted that the Fund was proposing to continue to utilize a unitary fee structure and that there would be no fees charged to the Fund beyond the management fee and certain other expenses, as specified in the Fund’s prospectus. The Trustees considered the profitability of TIS’ service relationship and noted that the relationship with the Tortoise Global Water ESG Fund had not been profitable.
The Trustees also considered the annual sub-advisory fee that TIS pays to ETC under its Investment Sub-Advisory Agreement. The Trustees noted that because the sub-advisory fees are paid by Tortoise, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to ETC. Consequently, the Trustees did not consider the costs of services provided by or the profitability of its relationship with the Fund to be material factors for consideration.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2024.
•	Tortoise Global Water ESG Fund. The Trustees noted the Fund’s management fee and total expenses were each below the Category and Cohort averages.
While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that TIS’ advisory fee with respect to the Fund, and the portion of such fee that it allocates to ETC, continue to be reasonable.
Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund do not contain breakpoints. The Trustees took into account the fact that the unitary management fee for the Fund was in the lowest quartile of its Category. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that are realized by TIS and its affiliates from its relationship with the Fund. The Trustees noted that neither TIS nor ETC utilizes soft dollar arrangements with respect to portfolio transactions and that TIS does not use affiliated brokers to execute any Fund portfolio transactions. The Trustees considered that TIS may receive some form of reputational benefit from services rendered to the Fund but that such benefits are immaterial and cannot be quantified. The Trustees concluded that TIS and ETC do not receive additional material benefits from their relationship with the Fund.

14

Contacts
Board of Trustees
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
Investment Adviser
Tortoise Index Solutions, L.L.C.
d/b/a TIS Advisors
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Milwaukee, WI 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Stradley Ronon Stevens & Young LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103
844-TR-INDEX
(844-874-6339)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-844-TR-INDEX or 1-844-874-6339.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Subsequent to the period ended May 31, 2025, on July 11, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended July 11, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable to open-end investment companies.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/11/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/11/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	8/11/2025

* Print the name and title of each signing officer under his or her signature.